Bank Indebtedness - Summary of Company's Bank Indebtedness Arising from Financing Activities (Detail) - Secured Asset Based Revolving Credit Facility [Member] - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure Of Bank Indebtedness [Line Items]
Beginning balance	$ 0.3	$ 0.4
Revolving Credit Facility drawn	3.0	213.9
Repayment of Revolving Credit Facility	(2.9)	(42.4)
Foreign exchange		(1.7)
Ending balance	$ 0.4	$ 170.2